Preferred Stock (Details)				12 Months Ended
	Mar. 15, 2021 USD ($)	Dec. 15, 2020 USD ($)	Mar. 16, 2020 USD ($) shares	Dec. 31, 2020 USD ($) vote $ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2018 USD ($)	[3]	Feb. 28, 2021 USD ($)	Jan. 31, 2021 USD ($)	Oct. 21, 2020 USD ($)	Jan. 15, 2020 USD ($)
Detail of Preferred Stock [Abstract]
Preferred stock shares authorized and designated | shares				5,557,652		9,251,728
ESOP liquidation preference per share (in dollars per share) | $ / shares				$ 0		$ 0
ESOP shares authorized and designated | shares				822,242		1,071,418
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares				5,496,293		7,492,169
Voting rights				If issued, preference shares would be limited to one vote per share
Carrying value				$ 21,136,000,000		$ 21,549,000,000
Discount				$ 768,000,000		$ 1,024,000,000
ESOP shares issued and outstanding | shares				822,242		1,071,418
ESOP liquidation preference value				$ 822,000,000		$ 1,072,000,000
ESOP carrying value				822,000,000		1,072,000,000
ESOP discount				0		0
Preferred stock, par or stated value				21,904,000,000		22,573,000,000
Preferred stock redeemed				$ 3,602,000,000	[1]	$ 1,550,000,000	[2]	$ 2,150,000,000
Preferred stock, no voting rights [Member]
Class of Stock [Line Items]
Preferred shares authorized | shares				20,000,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, par or stated value				$ 0
Preferred stock, voting rights [Member]
Class of Stock [Line Items]
Preferred shares authorized | shares				4,000,000
Number of votes per share | vote				1
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares				0
Preferred stock, par or stated value				$ 0
Dividend Equalization Preferred Shares (DEP) [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares				$ 10		$ 10
Preferred stock shares authorized and designated | shares				97,000		97,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares				96,546		96,546
Preferred stock, liquidation preference, value				$ 0		$ 0
Carrying value				0		0
Discount				$ 0		$ 0
Series I - Floating Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend payment rate, variable				the greater of three-month LIBOR plus 0.93% and 5.56975		the greater of three-month LIBOR plus 0.93% and 5.56975
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares				$ 100,000		$ 100,000
Preferred stock shares authorized and designated | shares				25,010		25,010
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares				25,010		25,010
Preferred stock, liquidation preference, value				$ 2,501,000,000		$ 2,501,000,000
Carrying value				2,501,000,000		2,501,000,000
Discount				$ 0		$ 0
Series K - Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend payment rate, variable				three-month LIBOR plus 3.77		three-month LIBOR plus 3.77
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares				$ 0		$ 1,000
Preferred stock shares authorized and designated | shares				0		3,500,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares				0		1,802,000
Preferred stock, liquidation preference, value				$ 0		$ 1,802,000,000
Carrying value				0		1,546,000,000
Discount				$ 0		$ 256,000,000
Preferred stock redeemed			$ 1,800,000,000
Series L - 7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock [Member]
Class of Stock [Line Items]
Number of common stock shares per preferred share | shares				6.3814
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)				7.50%		7.50%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares				$ 1,000		$ 1,000
Preferred stock shares authorized and designated | shares				4,025,000		4,025,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares				3,967,995		3,967,995
Preferred stock, liquidation preference, value				$ 3,968,000,000		$ 3,968,000,000
Carrying value				3,200,000,000		3,200,000,000
Discount				$ 768,000,000		$ 768,000,000
Series N - 5.20% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)				5.20%		5.20%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares				$ 25,000		$ 25,000
Preferred stock shares authorized and designated | shares				30,000		30,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares				30,000		30,000
Preferred stock, liquidation preference, value				$ 750,000,000		$ 750,000,000
Carrying value				750,000,000		750,000,000
Discount				$ 0		$ 0
Series O - 5.125% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)				5.125%		5.125%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares				$ 25,000		$ 25,000
Preferred stock shares authorized and designated | shares				27,600		27,600
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares				26,000		26,000
Preferred stock, liquidation preference, value				$ 650,000,000		$ 650,000,000
Carrying value				650,000,000		650,000,000
Discount				$ 0		$ 0
Series P - 5.25% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)				5.25%		5.25%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares				$ 25,000		$ 25,000
Preferred stock shares authorized and designated | shares				26,400		26,400
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares				25,000		25,000
Preferred stock, liquidation preference, value				$ 625,000,000		$ 625,000,000
Carrying value				625,000,000		625,000,000
Discount				$ 0		$ 0
Series Q - 5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)				5.85%		5.85%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares				$ 25,000		$ 25,000
Preferred stock shares authorized and designated | shares				69,000		69,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares				69,000		69,000
Preferred stock, liquidation preference, value				$ 1,725,000,000		$ 1,725,000,000
Carrying value				1,725,000,000		1,725,000,000
Discount				$ 0		$ 0
Series R - 6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)				6.625%		6.625%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares				$ 25,000		$ 25,000
Preferred stock shares authorized and designated | shares				34,500		34,500
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares				33,600		33,600
Preferred stock, liquidation preference, value				$ 840,000,000		$ 840,000,000
Carrying value				840,000,000		840,000,000
Discount				$ 0		$ 0
Series S - 5.900% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)				5.90%		5.90%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares				$ 25,000		$ 25,000
Preferred stock shares authorized and designated | shares				80,000		80,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares				80,000		80,000
Preferred stock, liquidation preference, value				$ 2,000,000,000		$ 2,000,000,000
Carrying value				2,000,000,000		2,000,000,000
Discount				$ 0		$ 0
Series T - 6.00% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Class of Stock [Line Items]
Stock redeemed or called during period, shares | shares			26,720
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)				6.00%		6.00%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares				$ 0		$ 25,000
Preferred stock shares authorized and designated | shares				0		32,200
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares				0		32,000
Preferred stock, liquidation preference, value				$ 0		$ 800,000,000
Carrying value				0		800,000,000
Discount				$ 0		$ 0
Preferred stock redeemed		$ 131,000,000	$ 669,000,000
Series U - 5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)				5.875%		5.875%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares				$ 25,000		$ 25,000
Preferred stock shares authorized and designated | shares				80,000		80,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares				80,000		80,000
Preferred stock, liquidation preference, value				$ 2,000,000,000		$ 2,000,000,000
Carrying value				2,000,000,000		2,000,000,000
Discount				$ 0		$ 0
Series V - 6.000% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)				6.00%		6.00%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares				$ 0		$ 25,000
Preferred stock shares authorized and designated | shares				0		40,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares				0		40,000
Preferred stock, liquidation preference, value				$ 0		$ 1,000,000,000
Carrying value				0		1,000,000,000
Discount				$ 0		$ 0
Preferred stock redeemed		$ 1,000,000,000.0
Series W - 5.700% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)				5.70%		5.70%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares				$ 25,000		$ 25,000
Preferred stock shares authorized and designated | shares				40,000		40,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares				40,000		40,000
Preferred stock, liquidation preference, value				$ 1,000,000,000		$ 1,000,000,000
Carrying value				1,000,000,000		1,000,000,000
Discount				$ 0		$ 0
Series X - 5.500% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)				5.50%		5.50%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares				$ 25,000		$ 25,000
Preferred stock shares authorized and designated | shares				46,000		46,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares				46,000		46,000
Preferred stock, liquidation preference, value				$ 1,150,000,000		$ 1,150,000,000
Carrying value				1,150,000,000		1,150,000,000
Discount				$ 0		$ 0
Series Y - 5.625% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)				5.625%		5.625%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares				$ 25,000		$ 25,000
Preferred stock shares authorized and designated | shares				27,600		27,600
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares				27,600		27,600
Preferred stock, liquidation preference, value				$ 690,000,000		$ 690,000,000
Carrying value				690,000,000		690,000,000
Discount				$ 0		$ 0
Series Z - 4.75% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)				4.75%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares				$ 25,000		$ 0
Preferred stock shares authorized and designated | shares				80,500		0
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares				80,500		0
Preferred stock, liquidation preference, value				$ 2,013,000,000		$ 0
Carrying value				2,013,000,000		0
Discount				$ 0		$ 0
Preferred stock, par or stated value													$ 2,000,000,000.0
Series AA - 4.70% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred stock, dividend rate (percent)				4.70%
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares				$ 25,000		$ 0
Preferred stock shares authorized and designated | shares				46,800		0
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares				46,800		0
Preferred stock, liquidation preference, value				$ 1,170,000,000		$ 0
Carrying value				1,170,000,000		0
Discount				$ 0		$ 0
Preferred stock, par or stated value												$ 1,200,000,000
Subsequent event [Member] | Series BB Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, par or stated value											$ 3,500,000,000
Subsequent event [Member] | Series CC Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, par or stated value										$ 1,050,000,000.00
Subsequent event [Member] | Preferred Stock Series I, P, W and N [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock redeemed	$ 4,500,000,000

[1]	Represents the impact of the redemption of the remaining preferred stock, Series K, in first quarter 2020, and Series T and Series V in fourth quarter 2020.
[2]	Represents the impact of the partial redemption of preferred stock, Series K, in third quarter 2019.
[3]	Represents the impact of the redemption of preferred stock, Series J, in third quarter 2018.